Supplement dated November 21, 2014 to the Wilmington Funds Prospectus dated August 31, 2014

(the “Prospectus”)

Effective November 21, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on November 21, 2014, Calypso Capital Management, LP (“Calypso”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of November 21, 2014, all references to Calypso and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated November 21, 2014, to the Wilmington Funds Statement of Additional Information

dated August 31, 2014 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective at the close of business on November 21, 2014, Calypso Capital Management, LP (“Calypso”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of November 21, 2014, all references to Calypso and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.